Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.9%
Grand Canyon University:
3.25%, 10/1/23	$1,450	$ 1,431,875
4.125%, 10/1/24	2,000	1,894,400
Total Corporate Bonds (identified cost $3,424,878)		$ 3,326,275

Tax-Exempt Municipal Obligations — 96.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.8%
Delaware Valley Regional Finance Authority, PA, 4.224%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	$10,000	$ 10,006,600
		$ 10,006,600
Education — 3.8%
Lehigh County General Purpose Authority, PA, (Muhlenberg College), 4.59%, (SIFMA + 0.58%), 11/1/24 (Put Date), 11/1/37(1)	$3,315	$ 3,311,851
New Jersey Educational Facilities Authority, (Institute for Advanced Study), (SPA: TD Bank, N.A.), 3.95%, 7/1/31(2)	4,100	4,100,000
University of Illinois, 5.00%, 4/1/24	1,750	1,773,240
University of North Carolina at Chapel Hill, 4.04%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(1)	4,500	4,504,095
		$ 13,689,186
Electric Utilities — 5.3%
Guam Power Authority, 5.00%, 10/1/23	$1,250	$ 1,252,387
Long Island Power Authority, NY, Electric System Revenue:
Series 2014C, 4.369%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	1,390	1,390,612
Series 2015C, 4.369%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	1,010	1,010,444
Philadelphia, PA, Gas Works Revenue, (LOC: TD Bank, N.A.), 3.95%, 8/1/31(2)	1,800	1,800,000
Seattle, WA, Municipal Light and Power Revenue, 4.50%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	8,000	8,001,120
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
South Carolina Public Service Authority, Escrowed to Maturity, 5.00%, 12/1/23	$5,120	$ 5,155,994
Western Minnesota Municipal Power Agency, 5.00%, 1/1/24	550	554,620
		$ 19,165,177
Escrowed/Prerefunded — 2.8%
Alabama Federal Aid Highway Finance Authority, Prerefunded to 9/1/24, 4.00%, 9/1/32	$5,000	$ 5,039,500
Grand Parkway Transportation Corp., TX, Prerefunded to 10/1/23, 5.25%, 10/1/51	5,000	5,023,950
		$ 10,063,450
General Obligations — 24.0%
Bergen County Improvement Authority, NJ, 4.50%, 5/31/24	$5,000	$ 5,052,850
Bergen County, NJ, 4.00%, 10/19/23	5,000	5,005,900
Bristol-Plymouth Regional Vocational Technical School District, MA, 5.00%, 2/28/24	5,000	5,046,150
Charleston County School District, SC, 5.00%, 5/9/24	5,000	5,081,150
Chicago, IL, 5.00%, 1/1/24	1,760	1,769,909
Detroit, MI, 5.00%, 4/1/24	1,315	1,323,048
Fort Bend Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	4,545	4,640,127
Fulton County, GA, 5.00%, 12/29/23	5,000	5,036,000
Hamilton, OH, 4.00%, 12/28/23	4,020	4,028,763
Honolulu City and County, HI, (Honolulu Rail Transit Project), 5.00% to 9/1/23 (Put Date), 9/1/24	5,000	5,005,800
Illinois:
5.00%, 7/1/24	1,000	1,013,130
5.00%, 7/1/25	1,000	1,027,240
Jackson County, MS, 2.75% to 8/1/23 (Put Date), 11/1/24	1,750	1,750,000
Katy Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	2,830	2,860,536
Liberty Public School District No. 53, MO, 5.00%, 3/1/24	5,000	5,061,600
Nantucket, MA, 5.00%, 6/28/24	5,006	5,077,729
New York, NY:
4.21%, 4/1/42(3)	1,700	1,700,000
5.00%, 8/1/25	1,000	1,038,450
Parsippany-Troy Hills Township, NJ, 5.00%, 11/3/23	5,000	5,025,150
Pennridge School District, PA, 4.00%, 8/15/23	1,670	1,671,119
Philadelphia School District, PA, 5.00%, 9/1/23	5,000	5,009,700
Philadelphia, PA, 5.00%, 8/1/23	3,340	3,343,574
Puerto Rico, 5.375%, 7/1/25	5,000	5,126,300
Quincy, MA, 5.00%, 7/5/24(4)	5,000	5,068,350
		$ 86,762,575

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 15.5%
Allegheny County Hospital Development Authority, PA, (UPMC), 4.38%, (SIFMA + 0.37), 11/15/23(1)	$2,000	$ 1,999,180
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 4.61%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	5,000	5,001,900
Colorado Health Facilities Authority, (Intermountain Healthcare), 4.56%, (SIFMA + 0.55%), 8/17/26 (Put Date), 5/15/61(1)	3,000	2,972,790
Geisinger Authority, PA, (Geisinger Health System Foundation), 4.557%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	2,007,440
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 4.58%, (SIFMA + 0.57%), 12/4/24 (Put Date), 12/1/49(1)	1,800	1,803,024
Iowa Finance Authority, (Iowa Health System), 4.585%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(5)	9,310	9,299,573
Louisiana Public Facilities Authority, (Louisiana Children's Medical Center), 4.66%, (SIFMA + 0.65%), 9/1/23 (Put Date), 9/1/57(1)	10,000	10,000,600
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 4.659%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	2,001,360
Ohio, (University Hospitals Health System, Inc.), 5.00% to 9/15/23 (Put Date), 1/15/39	1,500	1,503,645
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.61%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,483,875
University of North Carolina Hospitals at Chapel Hill, (SPA: TD Bank, N.A.), 3.95%, 2/1/29(2)	3,600	3,600,000
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 4.66%, (SIFMA + 0.65%), 7/31/24 (Put Date), 8/15/54(1)	8,200	8,201,230
		$ 55,874,617
Housing — 3.1%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 4.56%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	$3,890	$ 3,890,000
New York Mortgage Agency:
Social Bonds, (AMT), 1.05%, 4/1/26	1,275	1,185,980
Social Bonds, (AMT), 1.15%, 10/1/26	1,330	1,227,776
Washington Housing Finance Commission, 4.56%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	5,000	4,998,400
		$ 11,302,156
Industrial Development Revenue — 4.7%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 6/3/24 (Put Date), 6/1/49	$5,000	$ 5,038,900
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Indiana Finance Authority, (Republic Services, Inc.), (AMT), 4.05%, 5/1/34(6)	$3,000	$ 3,000,270
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 4.125%, 12/1/26(5)	4,500	4,503,465
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 3.875%, 8/1/45(6)	4,250	4,249,617
		$ 16,792,252
Insured - General Obligations — 2.0%
Allegheny County, PA, (AGM), 4.10%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$3,170	$ 3,160,205
Illinois, (AGM), 5.00%, 8/1/23	4,010	4,014,090
		$ 7,174,295
Insured - Lease Revenue/Certificates of Participation — 2.5%
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 3/1/24	$5,000	$ 5,050,500
5.00%, 3/1/25	4,000	4,099,880
		$ 9,150,380
Lease Revenue/Certificates of Participation — 3.5%
Kentucky Property and Buildings Commission, 5.00%, 11/1/23	$5,000	$ 5,024,950
New Jersey Economic Development Authority, (Portal N Bridge Project), 5.00%, 11/1/23	630	633,081
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/25	1,250	1,286,962
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 6/15/24	4,000	4,058,840
Virginia College Building Authority, (21st Century College and Equipment Programs), 5.00%, 2/1/24	1,750	1,769,040
		$ 12,772,873
Other Revenue — 7.8%
Black Belt Energy Gas District, AL, 4.63%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$7,500	$ 7,490,325
Illinois Finance Authority, (Field Museum of Natural History), 4.742%, (70% of SOFR + 1.20%), 9/1/25 (Put Date), 11/1/34(1)	4,190	4,187,654
Northern California Gas Authority No. 1, Gas Project Revenue, 4.188%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	2,420	2,405,214

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.324%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	$7,500	$ 7,495,425
Southeast Alabama Gas Supply District, (Project No. 2), 4.314%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	6,440	6,440,515
		$ 28,019,133
Senior Living/Life Care — 1.4%
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.085%, (70% of SOFR + 0.55%), 5/15/26 (Put Date), 5/15/56(1)	$5,500	$ 5,013,470
		$ 5,013,470
Special Tax Revenue — 3.6%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 7/1/24	$1,500	$ 1,527,465
Missouri Public Utilities Commission, 4.00%, 12/1/24	5,000	5,014,050
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	35	0
5.75%, 5/1/38	60	60,444
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/23	2,815	2,834,564
Riverside County, CA, 5.00%, 6/28/24(4)	3,500	3,558,940
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(7)	90	46,040
		$ 13,041,503
Student Loan — 1.0%
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/25	$1,500	$ 1,540,515
Rhode Island Student Loan Authority, (AMT), 5.00%, 12/1/23	1,950	1,957,644
		$ 3,498,159
Transportation — 10.5%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 5.11%, (SIFMA + 1.10%), 4/1/24 (Put Date), 4/1/45(1)	$6,900	$ 6,909,522
Broward County, FL, Airport System Revenue, (AMT), 5.00%, 10/1/24	5,000	5,071,100
Clark County, NV, (Las Vegas-McCarran International Airport), (AMT), 5.00%, 7/1/23	1,775	1,775,000
Denver City and County, CO, Airport System Revenue:
5.00%, 11/15/24	275	281,600
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Denver City and County, CO, Airport System Revenue: (continued)
(AMT), 5.00%, 11/15/24	$2,000	$ 2,037,020
Metropolitan Transportation Authority, NY, 4.44%, (SIFMA + 0.43%), 2/1/25 (Put Date), 11/1/31(1)	7,500	7,374,525
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/25(4)	1,750	1,800,347
(LOC: TD Bank, N.A.), 3.95%, 10/1/40(2)	2,825	2,825,000
Ohio, Major New State Infrastructure Project Revenue, 5.00%, 12/15/23	1,500	1,512,135
Pennsylvania Turnpike Commission:
4.61%, (SIFMA + 0.60%), 12/1/23(1)	1,000	999,960
4.71%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,500,325
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/23	2,755	2,755,000
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 5.00%, 7/1/24	1,000	1,012,750
(AMT), 5.00%, 7/1/25	1,100	1,131,614
		$ 37,985,898
Water and Sewer — 1.9%
Chicago, IL, Waterworks Revenue, 5.00%, 11/1/23	$1,875	$ 1,883,137
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: JPMorgan Chase Bank, N.A.), 3.60%, 6/15/43(3)	1,575	1,575,000
North Penn Water Authority, PA, 4.57%, (SIFMA + 0.56%), 11/1/24(1)	1,690	1,690,507
Raleigh, NC, Combined Enterprise System Revenue:
5.00%, 3/1/24	1,000	1,011,860
5.00%, 9/1/25	750	781,725
		$ 6,942,229
Total Tax-Exempt Municipal Obligations (identified cost $348,127,142)		$347,253,953

Taxable Municipal Obligations — 1.9%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.5%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,690	$ 1,670,464
		$ 1,670,464

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 1.3%
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	$5,000	$ 4,870,900
		$ 4,870,900
Senior Living/Life Care — 0.1%
Indiana Finance Authority, (BHI Senior Living), 1.72%, 11/15/23	$300	$ 294,621
		$ 294,621
Total Taxable Municipal Obligations (identified cost $6,886,845)		$ 6,835,985
Total Investments — 99.0% (identified cost $358,438,865)		$357,416,213
Other Assets, Less Liabilities — 1.0%		$ 3,679,036
Net Assets — 100.0%		$361,095,249
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2023.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2023.
(4)	When-issued security.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $13,803,038 or 3.8% of the Fund's net assets.
(6)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at June 30, 2023.
(7)	Issuer is in default with respect to interest and/or principal payments.
At June 30, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Pennsylvania	15.8%
Others, representing less than 10% individually	82.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2023, 2.0% of total investments are backed by bond insurance of a singular financial institution or financial guaranty assurance agency.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LIBOR	– London Interbank Offered Rate
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
Currency Abbreviations:
USD	– United States Dollar

The Fund did not have any open derivative instruments at June 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 3,326,275	$ —	$ 3,326,275
Tax-Exempt Municipal Obligations	—	347,253,953	—	347,253,953
Taxable Municipal Obligations	—	6,835,985	—	6,835,985
Total Investments	$ —	$357,416,213	$ —	$357,416,213
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.